UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.0% of Net Assets

	Australia – 3.3%
159,423	BHP Billiton Ltd.	$5,304,434
113,986	Woodside Petroleum Ltd.	4,078,827

		9,383,261

	Belgium – 1.5%
43,611	Anheuser-Busch InBev NV	4,326,112

	Brazil – 1.5%
299,518	Itau Unibanco Holding S.A., Preference ADR	4,229,194

	Canada – 4.9%
63,877	Bank of Nova Scotia	3,658,796
7,449	Bank of Nova Scotia	426,902
189,292	Cameco Corp.	3,420,507
312,309	Manulife Financial Corp.	5,166,492
79,672	Manulife Financial Corp.	1,319,368

		13,992,065

	China – 13.9%
4,080,000	Agile Property Holdings Ltd.	4,502,917
2,450,000	Belle International Holdings Ltd.	3,562,205
5,175,000	China Longyuan Power Group Corp., Class H	5,378,293
4,362,000	China Unicom Hong Kong Ltd.	6,768,453
497,000	Hengan International Group Co. Ltd.	5,816,037
1,016,000	Ping An Insurance (Group) Co. of China Ltd., Class H	7,563,111
120,600	Tencent Holdings Ltd.	6,342,179

		39,933,195

	Denmark – 2.5%
22,897	Novo Nordisk A/S, Class B	3,877,936
88,238	Novozymes A/S	3,377,076

		7,255,012

	France – 3.3%
180,875	AXA S.A.	4,197,896
47,614	Gemalto NV	5,112,589

		9,310,485

	Germany – 7.0%
51,982	Adidas AG	5,638,574
205,609	Aixtron SE AG(b)	3,470,451
27,516	Bayer AG, (Registered)	3,244,985
30,304	Fresenius SE & Co. KGaA	3,762,035
29,854	Hugo Boss AG	3,860,927

		19,976,972

	Hong Kong – 1.4%
866,200	AIA Group Ltd.	4,075,964

Shares	Description	Value (†)
Common Stocks – continued

	India – 1.6%
151,978	HDFC Bank Ltd., ADR	$4,677,883

	Israel – 1.2%
85,700	NICE Systems Ltd., Sponsored ADR	3,545,409

	Italy – 2.1%
604,700	Prada SpA	5,873,639

	Japan – 12.4%
120,100	CyberAgent, Inc.	3,326,327
241,500	Komatsu Ltd.	6,030,004
370,900	Rakuten, Inc.	5,630,086
109,200	Seven & I Holdings Co. Ltd.	4,003,269
13,900	SMC Corp.	3,317,453
86,200	Softbank Corp.	5,986,373
114,800	Toyota Motor Corp.	7,362,987

		35,656,499

	Korea – 5.0%
23,599	Hyundai Glovis Co. Ltd.	4,622,573
17,347	Hyundai Motor Co.	4,047,281
8,871	Samsung Electronics Co. Ltd., GDR, 144A	5,659,698

		14,329,552

	Netherlands – 1.5%
44,519	ASML Holding NV, (Registered)	4,396,697

	Norway – 1.8%
223,434	Telenor ASA	5,106,232

	Singapore – 4.1%
1,478,000	Global Logistic Properties Ltd.	3,402,366
390,000	Oversea-Chinese Banking Corp. Ltd.	3,204,929
1,242,000	SembCorp Industries Ltd.	5,243,983

		11,851,278

	Spain – 1.1%
78,865	Grifols S.A.	3,238,527

	Sweden – 1.0%
179,655	Elekta AB, Class B	2,896,698

	Switzerland – 11.1%
196,968	ABB Ltd., (Registered)	4,652,242
48,971	Cie Financiere Richemont S.A., (Registered)	4,906,687
203,662	Credit Suisse Group AG, (Registered)	6,228,376
46,584	Holcim Ltd., (Registered)	3,473,196
73,657	Nestle S.A., (Registered)	5,136,406
39,835	Novartis AG, (Registered)	3,064,035
16,015	Roche Holding AG	4,322,022

		31,782,964

	United Kingdom – 16.8%
210,675	ARM Holdings PLC	3,372,061

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – continued
413,866	BG Group PLC	$7,900,562
166,191	Diageo PLC	5,282,783
75,115	HSBC Holdings PLC, Sponsored ADR	4,075,740
559,982	Michael Page International PLC	4,468,283
298,433	Prudential PLC	5,552,108
218,660	Rolls-Royce Holdings PLC	3,934,101
75,075	SABMiller PLC	3,818,496
163,962	Standard Chartered PLC	3,928,157
337,587	Vedanta Resources PLC	5,906,326

		48,238,617

	Total Common Stocks (Identified Cost $236,871,163)	284,076,255

Exchange Traded Funds – 0.6%

	United States – 0.6%
21,108	iShares MSCI EAFE Index Fund	1,346,479
14,527	iShares MSCI Emerging Markets Index Fund	592,266

	Total Exchange Traded Funds (Identified Cost $1,892,001)	1,938,745

Principal Amount
Short-Term Investments – 0.2%
$540,486	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $540,486 on 10/01/2013 collateralized by $555,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $555,000 including accrued interest(c) (Identified Cost $540,486)	540,486

	Total Investments – 99.8% (Identified Cost $239,303,650)(a)	286,555,486
	Other assets less liabilities – 0.2%	460,948

	Net Assets – 100.0%	$287,016,434

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2013, approximately 83% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $239,303,650 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$50,651,962
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,400,126)

Net unrealized appreciation	$47,251,836

At December 31, 2012, the Fund had a short-term capital loss carryforward of $222,813,944 of which $12,556,195 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2012, post-October capital loss deferrals were $38,943. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of Rule 144A holdings amounted to $3,196,380 or 1.1% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$9,383,261	$—	$9,383,261
Belgium	—	4,326,112	—	4,326,112
China	—	39,933,195	—	39,933,195
Denmark	—	7,255,012	—	7,255,012
France	5,112,589	4,197,896	—	9,310,485
Germany	—	19,976,972	—	19,976,972
Hong Kong	—	4,075,964	—	4,075,964
Italy	—	5,873,639	—	5,873,639
Japan	—	35,656,499	—	35,656,499
Korea	5,659,698	8,669,854	—	14,329,552
Norway	—	5,106,232	—	5,106,232
Singapore	—	11,851,278	—	11,851,278
Spain	—	3,238,527	—	3,238,527
Sweden	—	2,896,698	—	2,896,698
Switzerland	—	31,782,964	—	31,782,964
United Kingdom	4,075,740	44,162,877	—	48,238,617
All Other Common Stocks*	30,841,248	—	—	30,841,248

Total Common Stocks	45,689,275	238,386,980	—	284,076,255

Exchange Traded Funds*	1,938,745	—	—	1,938,745
Short-Term Investments	—	540,486	—	540,486

Total	$47,628,020	$238,927,466	$—	$286,555,486

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $5,631,819 was transferred from Level 1 to Level 2 during the period ended September 30, 2013. At September 30, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2013 (Unaudited)

Insurance	9.7%
Commercial Banks	8.4
Textiles, Apparel & Luxury Goods	7.2
Semiconductors & Semiconductor Equipment	5.9
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	5.0
Beverages	4.6
Diversified Telecommunication Services	4.2
Automobiles	4.0
Metals & Mining	4.0
Machinery	3.2
Real Estate Management & Development	2.8
Biotechnology	2.3
Internet Software & Services	2.2
Capital Markets	2.2
Wireless Telecommunication Services	2.1
Personal Products	2.0
Internet & Catalog Retail	2.0
Other Investments, less than 2% each	22.5
Short-Term Investments	0.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at September 30, 2013 (Unaudited)

Hong Kong Dollar	17.4%
British Pound	15.4
Euro	12.9
Japanese Yen	12.4
United States Dollar	11.8
Swiss Franc	11.1
Singapore Dollar	4.1
Australian Dollar	3.3
Canadian Dollar	3.1
South Korean Won	3.0
Danish Krone	2.5
Other, less than 2% each	2.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2013